Fair Value Measurements (Details Textual 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Percentage difference of sale trade price from prior days price	3.00%
Percentage difference of purchase trade price from current days price	3.00%
Percentage change of monthly analyses Identify price	3.00%
Percentage difference of weekly analyses identify price from published bond	5.00%
Fair Value Measurements - Financial Instruments Excluding Guaranteed Living Benefits (Textual) [Abstract]
Cash collateral liability	$ 92,000,000	$ 1,400,000,000
Investment Sales Receivable	3,100,000,000	4,000,000,000
Derivatives priced by valuation models	98.00%	98.00%
Redemption notice period	90 days
Period on actual observed returns	10 years
Period for fund regression	3 years
Credit-linked notes [Member]
Debt Instrument [Line Items]
Outstanding principal balance of notes		243,000,000
Minimum [Member]
Debt Instrument [Line Items]
Percentage daily analyses to identify prices	3.00%
Maximum [Member]
Debt Instrument [Line Items]
Percentage daily analyses to identify prices	5.00%
US Treasury Securities [Member]
Debt Instrument [Line Items]
Transfers from level 1 to level 2	1,500,000,000
Fair Value, Inputs, Level 3 [Member] | Alternative Assets [Member] | Limited Partnerships and Other Alternative Investments [Member] | Monthly N.A.V Calulation [Member]
Debt Instrument [Line Items]
Assets accounted for at fair value on a recurring basis	$ 150,000,000